TAXES ON INCOME (Schedule of Income (Loss) Before Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic	$ (7,523)	$ (5,537)	$ 44,387
Foreign	14,658	5,996	(8,518)
Income before taxes on income	$ 7,135	$ 459	$ 35,869